UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21547

 NAME OF REGISTRANT:                     Calamos Global Total Return
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630)245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Calamos Global Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, ZUERICH                                                                            Agenda Number:  701537194
--------------------------------------------------------------------------------------------------------------------------
        Security:  H0010V101
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 444950, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report and consolidated financial      Mgmt          For                            For
       statements; the Group Auditor's report; annual
       financial statements; the Auditor's report
       for the fiscal 2007

2.     Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements and the annual financial
       statements for 2007

3.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the persons entrusted with Management

4.     Approve to release CHF 2,086,682,937 of the               Mgmt          For                            For
       legal reserves and allocate those released
       to other reserves and to carry forward the
       available earnings in the amount of CHF 1,77,263,198

5.     Approve to create additional contingent share             Mgmt          For                            For
       capital in an amount not to exceed CHF 500,000,000
       enabling the issuance of up to 200,000,000
       ABB Ltd shares with a nominal value of CHF
       2.50 each by amending the first 3 Paragraphs
       of Article 4bis of the Articles of Incorporation
       [as specified]

6.     Approve to reduce the share capital of CHF 5,790,037,755.00Mgmt          For                            For
       by CHF 1,111,687,248.96 to CHF 4,678,350,506.04
       by way of reducing the nominal value of the
       registered Shares from CHF 2.50 by CHF 0.48
       to CHF 2.02 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the the Auditors, that
       the claims of the creditors are fully covered
       notwithstanding the capital reduction; to amend
       the Article 4 Paragraph 1 of the Articles of
       Incorporation according to the specified wording
       as per the date of the entry of the capital
       reduction in the commercial register as specified;
       to amend the Article 4bis Paras 1 and 4 of
       the Articles of Incorporation, correspondingly
       reflecting the reduced nominal value of the
       registered shares from CHF 2.50 by CHF 0.48
       to CHF 2.02, as per the date of the entry of
       the capital reduction in the commercial register

7.     Amend the Article 13 Paragraph 1 of the Articles          Mgmt          For                            For
       of Incorporation [as specified]

8.     Amend the Article 8 Paragraph 1, 19i], 20, 22             Mgmt          For                            For
       Paragraph.1, and 28 of the Articles of Incorporation
       [as specified]

9.1    Elect Mr. Hubertus Von Grunberg, German to the            Mgmt          Abstain                        Against
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.2    Elect Mr. Roger Agnelli, Brazilian, to the Board          Mgmt          Abstain                        Against
       of Directors for a further period of 1 year,
       until the AGM 2009

9.3    Elect Mr. Louis R. Hughes, American, to the               Mgmt          Abstain                        Against
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.4    Elect Mr. Hans Ulrich Marki Swiss, to the Board           Mgmt          Abstain                        Against
       of Directors for a further period of 1 year,
       until the AGM 2009

9.5    Elect Mr. Michel De Rosen, French, to the Board           Mgmt          Abstain                        Against
       of Directors for a further period of 1 year,
       until the AGM 2009

9.6    Elect Mr. Michael Treschow, Swedish, to the               Mgmt          Abstain                        Against
       Board of Directors for a further period of
       1 year, until the AGM 2009

9.7    Elect Mr. Bernd W. Voss, German, to the Board             Mgmt          Abstain                        Against
       of Directors for a further period of 1 year,
       until the AGM 2009

9.8    Elect Mr. Jacob Wallenberg, Swedish, to the               Mgmt          Abstain                        Against
       Board of Directors for a further period of
       1 year, until the AGM 2009

10.    Elect Ernst & Young AG as the Auditors for fiscal         Mgmt          For                            For
       2008




--------------------------------------------------------------------------------------------------------------------------
 ALCON, INC.                                                                                 Agenda Number:  932874781
--------------------------------------------------------------------------------------------------------------------------
        Security:  H01301102
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  ACL
            ISIN:  CH0013826497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2007 ANNUAL REPORT AND ACCOUNTS           Mgmt          For                            For
       OF ALCON, INC. AND THE 2007 CONSOLIDATED FINANCIAL
       STATEMENTS OF ALCON, INC., AND SUBSIDIARIES

02     APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED          Mgmt          For                            For
       DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL
       YEAR 2007

03     DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS        Mgmt          For                            For
       FOR THE FINANCIAL YEAR 2007

04     ELECTION OF KPMG KLYNVELD PEAT MARWICK GOERDELER          Mgmt          For                            For
       SA, ZURICH, AS GROUP AND PARENT COMPANY AUDITORS

05     ELECTION OF OBT AG, ZURICH, AS SPECIAL AUDITORS           Mgmt          For                            For

6A     ELECTION TO THE BOARD OF DIRECTORS: PAUL BULCKE           Mgmt          For                            For

6B     ELECTION TO THE BOARD OF DIRECTORS: THOMAS G.             Mgmt          For                            For
       PLASKETT

6C     ELECTION TO THE BOARD OF DIRECTORS: PAUL POLMAN           Mgmt          For                            For

6D     ELECTION TO THE BOARD OF DIRECTORS: CARY R.               Mgmt          For                            For
       RAYMENT

6E     ELECTION TO THE BOARD OF DIRECTORS: JAMES SINGH           Mgmt          For                            For

6F     ELECTION TO THE BOARD OF DIRECTORS: DR. DANIEL            Mgmt          For                            For
       VASELLA

07     APPROVAL OF SHARE CANCELLATION                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932864285
--------------------------------------------------------------------------------------------------------------------------
        Security:  02364W105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2008
          Ticker:  AMX
            ISIN:  US02364W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          Abstain
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 ASTELLAS PHARMA INC.                                                                        Agenda Number:  701603462
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03393105
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3942400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          Abstain                        Against

2.1    Appoint a Director                                        Mgmt          Abstain                        Against

2.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.     Appoint a Corporate Auditor                               Mgmt          Abstain                        Against

4.     Approve Payment of Bonuses to Corporate Officers          Mgmt          Abstain                        Against

5.     Provision of Remuneration to Directors of the             Mgmt          Abstain                        Against
       Board as a Group for Stock Option Scheme as
       Stock-Linked Compensation Plan




--------------------------------------------------------------------------------------------------------------------------
 ASX LIMITED                                                                                 Agenda Number:  701368486
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2007
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, Directors' report           Non-Voting
       and Auditor's report for ASX and its controlled
       entities for the YE 30 JUN 2007

2.     Receive the financial report and the Auditor's            Non-Voting
       report for the National Guarantee Fund for
       the YE 30 JUN 2007

3.     Adopt the remuneration report                             Mgmt          For                            For

4.     Elect Mr. Shane Finemore as a Director of ASX             Mgmt          For                            For

5.     Elect Mr. David Gonski AC as a Director of ASX            Mgmt          For                            For

6.     Approve to increase the total amount of fees              Mgmt          For                            For
       that may be paid to ASX's Non-Executive Directors
       as a whole by AUD 500,000 from AUD 2 million
       to a maximum of AUD 2.5 million

7.     Approve, for all purposes including for the               Mgmt          For                            For
       purpose of Listing Rule 10.14, the grant of
       performance rights to acquire shares in ASX,
       and the issue or transfer of shares in ASX,
       to Mr. Robert Elstone under the ASX Long Term
       Incentive Plan as specified




--------------------------------------------------------------------------------------------------------------------------
 BAE SYSTEMS PLC                                                                             Agenda Number:  701510972
--------------------------------------------------------------------------------------------------------------------------
        Security:  G06940103
    Meeting Type:  AGM
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  GB0002634946
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts of the Company               Mgmt          For                            For
       for the YE 31 DEC 2007 and the Directors' reports
       and the Auditors' report thereon

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007 of 7.8 pence per ordinary share payable
       on 02 JUN 2008 to ordinary shareholders whose
       names appeared on the Register of Members at
       the close of business on 18 APR 2008

4.     Re-elect Sir Peter Mason as a Director of the             Mgmt          For                            For
       Company, who retires pursuant to Article 85

5.     Re-elect Mr. Richard Olver as a Director of               Mgmt          For                            For
       the Company, who retires pursuant to Article
       85

6.     Re-elect Mr. Michael Turner as a Director of              Mgmt          For                            For
       the Company, who retires pursuant to Article
       85

7.     Elect Mr. Andrew Inglis as a Director of the              Mgmt          For                            For
       Company, who retires pursuant to Article 91

8.     Elect Mr. Ravi Uppal as a Director of the Company,        Mgmt          For                            For
       who retires pursuant to Article 91

9.     Re-appoint KPMG audit Plc as the Auditors of              Mgmt          For                            For
       the Company until the next AGM at which accounts
       are laid before the Company

10.    Authorize the Audit Committee of the Board of             Mgmt          For                            For
       Directors to agree the remuneration of the
       Auditors

11.    Authorize the Company and those Companies which           Mgmt          For                            For
       are subsidiaries of the Company at any time
       during the period for which this resolution
       has effect for the puposes of part 14 of the
       Companies Act 2006; i] to make donations to
       Political parties or independent election candidates
       and; ii] to make Political donations or to
       political organizations other than political
       parties; iii] to incur Political expenditure
       up to an aggregate amount of GBP 100,000 and
       the amount authorized under each [i] to [ii]
       shall also be limited to such amount approve
       the relating to political donations or expenditure
       under Part 10A of the Companies Act 1985 are
       hereby revoked without prejudice to any made
       or expenditure incurred prior to the date hereof;
       [Authority expires the earlier of the conclusion
       of the AGM in 2008 or 30 JUN 2009]

12.    Amend the rules of the BAE Systems Share Matching         Mgmt          For                            For
       Plan to increase individual limits as set out
       in the copy of the Plan rules produced to this
       meeting and, for the purposes of identification,
       initialled by the Chairman

13.    Amend the rules of the BAE Systems Performance            Mgmt          For                            For
       Share Plan to increase individual limits and
       make amendments to the vesting provisions as
       explained in the note to this resolution and
       as set out in the copy of the Plan rules produced
       to this meeting and, for the purposes of identification,
       initialed by the Chairman; and authorize the
       Directors to make one half of an award subject
       to a performance condition based on appropriately
       stretching internal measures as determined
       by the Board's Remuneration Committee [in accordance
       with the policy summarized in the note to this
       Resolution]

14.    Approve to increase the share capital of the              Mgmt          For                            For
       Company from GBP 180,000,001 to GBP 188,750,001
       by the creation of 350,000,000 ordinary shares
       of 2.5p each

15.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 12 (B)(i) of the Articles
       of Association of the Company for the period
       ending 30 JUN 2009 and that the for such period
       the Section 80 amount will be GBP 29,275,236

S.16   Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors by Article 12(B)(i) of the Articles
       of Association of the Company for the period
       ending on 30 JUN 2009 or, if earlier, on the
       day before the Company's AGM in 2009 and that
       for such period the Section 80 amount shall
       be GBP 4,391,724

S.17   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Act] of up to
       351,337,974 ordinary shares of 2.5p each in
       the capital of the Company, at a minimum price
       of 2.5p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company held in 2009 or 30 JUN 2009];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.18   Amend the Article of Association of the Company           Mgmt          For                            For
       with effect from the end of this AGM or any
       adjournment thereof, so that they should be
       any form of the amended Articles of Association
       produced to the meeting, marked 'A' and initialled
       by the Chairman of the meeting for the purposes
       of identification; and with effect from 00:01
       on 01 OCT 2008 or any later date on which Section
       175 of the Companies Act 2006 comes into effect;
       i) for the purposes of Section 175 of the Companies
       Act 2006, the Directors be give power in the
       Articles of Association of the Company to authorize
       certain conflicts of interest as describe in
       that Section; and ii) amend the Articles of
       Association of the Company then in force by
       the deletion of the Articles 96 and 97 in their
       entirety, by the insertion their place of New
       Articles 96, 97, 98, 99 and 100 and by the
       making of all consequential numbering amendments
       thereof required, as detailed in the amended
       Articles of Association produced to the meeting,
       marked 'B' and initialled by the Chairman for
       the purposes of identification




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  701519184
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2008
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the 2007 financial statements and statutory       Mgmt          For                            For
       reports

2.     Approve the 2007 remuneration report                      Mgmt          For                            For

3.     Declare a final dividend of 47.60 pence per               Mgmt          For                            For
       ordinary share for 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

5.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

6.a    Re-appoint Mr. Jan Du plessis as a Director,              Mgmt          For                            For
       who retires by rotation

6.b    Re-appoint Mr. Ana Maria Llopis as a Director,            Mgmt          For                            For
       who retires by rotation

6.c    Re-appoint Mr. Anthony Ruys as a Director, who            Mgmt          For                            For
       retires by rotation

7.a    Re-appoint Mr. Karen De Segundo as a Director             Mgmt          For                            For

7.b    Re-appoint Mr. Nicandro Durante as a Director             Mgmt          For                            For

7.c    Re-appoint Mr. Christine Morin-Postel as a Director       Mgmt          For                            For

7.d    Re-appoint Mr. Ben Stevens as Director                    Mgmt          For                            For

8.     Authorize the Directors, to issue of equity               Mgmt          For                            For
       or equity-linked securities with pre-emptive
       rights up to aggregate  nominal amount of GBP
       168,168,576

S.9    Authorize the Director, to issue the equity               Mgmt          For                            For
       or equity-linked securities without pre-emptive
       rights up to aggregate nominal Amount of GBP
       25,225,286

10.    Approve the Waiver of Offer Obligation                    Mgmt          For                            For

S.11   Authorize the Company to make market purchase             Mgmt          For                            For
       of 201,800,000 ordinary shares of its own shares

S.12   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BT GROUP PLC, LONDON                                                                        Agenda Number:  701275528
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16612106
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2007
          Ticker:
            ISIN:  GB0030913577
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Statutory        Mgmt          For                            For
       reports

2.     Approve the remuneration report                           Mgmt          For                            For

3.     Approve the final dividend of 10 pence per share          Mgmt          For                            For

4.     Re-elect Sir Christopher Bland as a Director              Mgmt          For                            For

5.     Re-elect Mr. Andy Green as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Ian Livingston as a Director                 Mgmt          For                            For

7.     Re-elect Mr. John Nelson as a Director                    Mgmt          For                            For

8.     Elect Mr. Deborah Lathen as a Director                    Mgmt          For                            For

9.     Elect Mr. Francois Barrault as a Director                 Mgmt          For                            For

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

11.    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Auditors

12.    Grant authority to issue equity or equity linked          Mgmt          For                            For
       securities with pre-emptive rights up to an
       aggregate nominal amount of GBP 136,000,000

S.13   Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       an aggregate nominal amount of GBP 21,000,000
       shares for market purchase

S.14   Grant authority to make marker purchases of               Mgmt          For                            For
       827,000,000 shares

S.15   Authorize the Company to communicate with shareholders    Mgmt          For                            For
       by making documents and information available
       on a Website

16.    Authorize British Telecommunications Plc to               Mgmt          For                            For
       make EU Political Organization Donations up
       to GBP 100,000




--------------------------------------------------------------------------------------------------------------------------
 CANADIAN NAT RES LTD MED TERM  NTS CDS-                                                     Agenda Number:  701559152
--------------------------------------------------------------------------------------------------------------------------
        Security:  136385101
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  CA1363851017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Ms. Catherine M. Best as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.2    Elect Mr. N. Murray Edwards as a Director of              Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.3    Elect Honourable Gary A. Filmon as a Director             Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.4    Elect Ambassador Gordon D. Giffin as a Director           Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.5    Elect Mr. John G. Langille as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.6    Elect Mr. Steve W. Laut as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.7    Elect Mr. Keith A.J. MacPhail as a Director               Mgmt          For                            For
       of the Corporation for the ensuing year, as
       specified

1.8    Elect Mr. Allan P. Markin as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.9    Elect Mr. Norman F. McIntyre as a Director of             Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.10   Elect Mr. Frank J. McKenna as a Director of               Mgmt          For                            For
       the Corporation for the ensuing year, as specified

1.11   Elect Mr. James S. Palmer as a Director of the            Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.12   Elect Mr. Eldon R. Smith as a Director of the             Mgmt          For                            For
       Corporation for the ensuing year, as specified

1.13   Elect Mr. David A. Tuer as a Director of the              Mgmt          For                            For
       Corporation for the ensuing year, as specified

2.     Appoint PricewaterhouseCoopers LLP, Chartered             Mgmt          For                            For
       Accountants, Calgary, Alberta as the Auditors
       of the Corporation for the ensuing year and
       authorize the Audit Committee of the Board
       of Directors of the Corporation to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701477398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Abstain                        Against

2.2    Appoint a Director                                        Mgmt          Abstain                        Against

2.3    Appoint a Director                                        Mgmt          Abstain                        Against

2.4    Appoint a Director                                        Mgmt          Abstain                        Against

2.5    Appoint a Director                                        Mgmt          Abstain                        Against

2.6    Appoint a Director                                        Mgmt          Abstain                        Against

2.7    Appoint a Director                                        Mgmt          Abstain                        Against

2.8    Appoint a Director                                        Mgmt          Abstain                        Against

2.9    Appoint a Director                                        Mgmt          Abstain                        Against

2.10   Appoint a Director                                        Mgmt          Abstain                        Against

2.11   Appoint a Director                                        Mgmt          Abstain                        Against

2.12   Appoint a Director                                        Mgmt          Abstain                        Against

2.13   Appoint a Director                                        Mgmt          Abstain                        Against

2.14   Appoint a Director                                        Mgmt          Abstain                        Against

2.15   Appoint a Director                                        Mgmt          Abstain                        Against

2.16   Appoint a Director                                        Mgmt          Abstain                        Against

2.17   Appoint a Director                                        Mgmt          Abstain                        Against

2.18   Appoint a Director                                        Mgmt          Abstain                        Against

2.19   Appoint a Director                                        Mgmt          Abstain                        Against

2.20   Appoint a Director                                        Mgmt          Abstain                        Against

2.21   Appoint a Director                                        Mgmt          Abstain                        Against

2.22   Appoint a Director                                        Mgmt          Abstain                        Against

2.23   Appoint a Director                                        Mgmt          Abstain                        Against

2.24   Appoint a Director                                        Mgmt          Abstain                        Against

2.25   Appoint a Director                                        Mgmt          Abstain                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate Auditors

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Allow Board to Authorize Use of Stock Options             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHEVRON CORPORATION                                                                         Agenda Number:  932865047
--------------------------------------------------------------------------------------------------------------------------
        Security:  166764100
    Meeting Type:  Annual
    Meeting Date:  28-May-2008
          Ticker:  CVX
            ISIN:  US1667641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: S.H. ARMACOST                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: L.F. DEILY                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: R.E. DENHAM                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: R.J. EATON                          Mgmt          For                            For

1E     ELECTION OF DIRECTOR: S. GINN                             Mgmt          For                            For

1F     ELECTION OF DIRECTOR: F.G. JENIFER                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: J.L. JONES                          Mgmt          For                            For

1H     ELECTION OF DIRECTOR: S. NUNN                             Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.J. O'REILLY                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: D.B. RICE                           Mgmt          For                            For

1K     ELECTION OF DIRECTOR: P.J. ROBERTSON                      Mgmt          For                            For

1L     ELECTION OF DIRECTOR: K.W. SHARER                         Mgmt          For                            For

1M     ELECTION OF DIRECTOR: C.R. SHOEMATE                       Mgmt          For                            For

1N     ELECTION OF DIRECTOR: R.D. SUGAR                          Mgmt          For                            For

1O     ELECTION OF DIRECTOR: C. WARE                             Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     PROPOSAL TO AMEND CHEVRON'S RESTATED CERTIFICATE          Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF COMMON STOCK

04     ADOPT POLICY TO SEPARATE THE CEO/CHAIRMAN POSITIONS       Shr           Against                        For

05     ADOPT POLICY AND REPORT ON HUMAN RIGHTS                   Shr           Against                        For

06     REPORT ON ENVIRONMENTAL IMPACT OF CANADIAN OIL            Shr           Against                        For
       SANDS OPERATIONS

07     ADOPT GOALS AND REPORT ON GREENHOUSE GAS EMISSIONS        Shr           Against                        For

08     REVIEW AND REPORT ON GUIDELINES FOR COUNTRY               Shr           Against                        For
       SELECTION

09     REPORT ON HOST COUNTRY LAWS                               Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701365579
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3018U109
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2007
          Ticker:
            ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditors for the YE
       30 JUN 2007 and acknowledge the final dividend
       in respect of the YE 30 JUN 2007 declared by
       the Board and paid by the Company

2.A    Re-elect Mr. John Akehurst as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

2.B    Re-elect Mr. Maurice A. Renshaw as a Director,            Mgmt          For                            For
       who retires by rotation in accordance with
       Rule 99[a] of the Constitution

2.C    Re-elect Mr. Ian A. Renard as a Director, who             Mgmt          For                            For
       retires by rotation in accordance with Rule
       99[a] of the Constitution

3.     Approve, in accordance with Section 254H of               Mgmt          For                            For
       the Corporations Act, that the Company convert
       all the fully paid ordinary shares in the issued
       capital of the Company into a larger number
       on the basis that every one [1] fully paid
       ordinary share be subdivided into 3 fully paid
       ordinary shares with effect from 7:00 PM [Melbourne
       time] on 24 OCT 2007, and that options and
       performance rights on issue at that time in
       respect of ordinary shares in the Company be
       adjusted in accordance with the ASX Listing
       Rules

4.     Approve that, for the purposes of Rule 88 of              Mgmt          For                            For
       the Company's Constitution and ASX Listing
       Rule 10.17, the maximum aggregate amount that
       may be paid to all the Non-Executive Directors
       of the Company by the Company and any subsidiaries
       of the Company for their services as Directors
       of the Company or of such subsidiaries, in
       respect of each FY of the Company commencing
       on or after 01 JUL 2007, be increased from
       AUD 1,500,000 to AUD 2,000,000 per annum

5.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the YE 30 JUN
       2007




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701316261
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  EGM
    Meeting Date:  19-Jul-2007
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital of the              Mgmt          Take No Action
       Bank, paid in cash, in favor of existing shareholders;
       amend Article 5 of the Company s Articles of
       Association; authorize the Board of Director
       to immediately dispose of any fractional rights
       that might result from the aforementioned increase
       and credit shareholders with the proceeds

2.     Ratify the appointment by the Board of Director           Mgmt          Take No Action
       of its new Member




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701328987
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  EGM
    Meeting Date:  02-Aug-2007
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the share capital increase with cash,             Mgmt          Take No Action
       and issuance of new shares with pre-emptive
       right of the existing shareholders; amend Article
       5 of the Company's Statute; authorize the Board
       of Director to liquidate the fractions from
       the above share capital increase




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701389961
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  EGM
    Meeting Date:  09-Nov-2007
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the distribution of interim cash dividend         Mgmt          Take No Action
       for the FY 2007

2.     Approve: to increase the share capital by issuance        Mgmt          Take No Action
       of new shares through reinvestment of the interim
       dividend of the FY 2007; relevant modification
       of the Article 5 of the Company's Articles
       of Association

3.     Authorize the Board of Directors to increase              Mgmt          Take No Action
       the share capital up to the amount of 150 million
       Euro within the next 3 years, according to
       Article 13 Paragraph 1b of Code Law 2190/1920

4.     Approve the modification of the decision of               Mgmt          Take No Action
       the repetitive ordinary general meeting held
       on 17 APR 2006 regarding the Stock Option Plan

5.     Approve: to increase the share capital of the             Mgmt          Take No Action
       Bank up to the amount 22 million Euro by issuance
       of new shares paid in cash, through private
       placement, in favor of foreign institutional
       shareholders and abolition of the old shareholders
       preemptive right; relevant modification of
       the Article 5 of the Company's Articles of
       Association

6.     Approve: the distribution of bonus shares to              Mgmt          Take No Action
       the Bank's personnel and to the personnel of
       their subsidiary Companies, that will derive
       from a share capital increase through the capitalization
       of part of the taxed reserves gathered until
       the end of the fiscal use 2005; relevant modification
       of the Company's Articles of Association

7.     Approve the Board of Director's Members remuneration      Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701407365
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2007
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital of the              Mgmt          Take No Action
       Bank through the reinvestment of the interim
       dividend of the FY 2007; and amend Article
       5 of the Company's Articles of Association

2.     Authorize the Board of Directors to increase              Mgmt          Take No Action
       the share capital of the Bank up to EUR 150
       million within the next 3 years, in accordance
       according with Article 13 Paragraph 1b of Code
       Law 2190/1920

3.     Amend the repetitive general meeting resolution           Mgmt          Take No Action
       held on 17 APR 2006 regarding the Stock Option
       Plan

4.     Approve, to increase the share capital of the             Mgmt          Take No Action
       Bank up to the amount EUR 22 million, by issuance
       of new shares paid in cash, through private
       placement, in favor of foreign institutional
       shareholders and abolition of the old shareholders
       preemptive right; and amend Article 5 of the
       Company's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701529351
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2008
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the share capital of the              Mgmt          Take No Action
       Bank through the reinvestment of the final
       dividend for the year 2007 and amend the Article
       5 of the Articles of Association

2.     Approve to increase of the share capital of               Mgmt          Take No Action
       the Bank through the reinvestment for the final
       dividend for the year 2008 and amend the Article
       5 of the Articles of Association

3.     Amend the Articles of Association of the Bank             Mgmt          Take No Action
       in order to a) adjust for Company law 2190/1920
       [following its amendment by law 3604/2007],
       b) align the Banks object clause with law 3601/2007,
       and c) enable the transmission of information
       with electronic means in accordance with Article
       18 of Law 3556/2007




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MODELO SAB DE CV                                                                      Agenda Number:  701347797
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4833F104
    Meeting Type:  OGM
    Meeting Date:  03-Sep-2007
          Ticker:
            ISIN:  MXP4833F1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to add a new Article 7 BIS to the Company's       Mgmt          Abstain                        Against
       Corporate Bylaws, in order to provide the shareholders
       obligation consisting in not to compete in
       the business of the production, distribution
       or wholesale of beer in the territory of the
       united Mexican states, it being understood
       that this provision shall not be applicable
       to the holders of the Company's Series C Shares,
       which are the ones quoted in the securities
       market

2.     Approve, to carry out a Shares Plan for the               Mgmt          Abstain                        Against
       Company's executives, in accordance with the
       provisions contained in the 2nd Paragraph of
       Fraction 1 of Article 367 of the Securities
       Market Law

3.     Appoint the Delegates                                     Mgmt          For                            For

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING TYPE. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 27 AUG 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON GROUP PLC, LONDON                                                                 Agenda Number:  701361583
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4474Y156
    Meeting Type:  EGM
    Meeting Date:  09-Oct-2007
          Ticker:
            ISIN:  GB00B0YBQF59
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: to consolidate the share capital represented     Mgmt          For                            For
       by each holding of ordinary shares of 10 pence
       each in the capital of the Company which at
       5.00 pm on Friday 19 OCT 2007 [or such other
       time and date as the Directors of the Company
       may determine] [Record Time] are shown in the
       books of the Company as issued [taken together,
       the Existing Ordinary Shares], into share capital
       of the Company with a nominal value equal to
       the product of 10 pence multiplied by the number
       of Existing Ordinary Shares comprised in such
       holding, and to sub-divide the share capital
       represented by each such consolidation into
       new ordinary shares of 12.5 pence each in the
       capital of the Company [New Ordinary Shares],
       provided that: i) where consolidation and subdivision
       results in any Member being entitled to a fraction
       of a New Ordinary Share, such fractions hall,
       so far as possible, be aggregated with the
       fractions of a New Ordinary Share to which
       other members of the Company are entitled into
       as many whole New Ordinary Shares as possible
       [Fractional Entitlement Shares]; and ii) authorize
       the Directors of the Company to sell [or appoint
       any other person to sell] to any person, on
       behalf of the relevant members, all the Fractional
       Entitlement Shares, at the best price reasonably
       obtainable to any person, and to pay the proceeds
       of sale [net of expenses] in due proportion
       among the relevant Members entitled thereto
       [any fraction of a penny which would otherwise
       be payable being rounded up or down in accordance
       with the usual practice of the Registrar of
       the Company], and authorize any Director of
       the Company [or any person appointed by the
       Directors of the Company] on behalf of all
       the relevant Members to execute an instrument
       of transfer in respect of such shares and to
       do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with the
       directions of, any buyer of any such shares;
       and to consolidate the share capital represented
       by all of the ordinary shares of 10 pence each
       in the capital of the Company which at the
       Record Time are shown in the books of the Company
       as authorized but unissued [Unissued Ordinary
       Shares], into share capital of the Company
       with a nominal value equal to the product of
       10 pence multiplied by such number of Unissued
       Ordinary Shares, and to sub-divide the share
       capital represented by that consolidation into
       new ordinary shares of 12.5 pence each in the
       capital of the Company [New Unissued Ordinary
       Shares], provided that where such consolidation
       and subdivision results in a fraction of a
       New Unissued Ordinary Share, such fraction
       shall be cancelled pursuant to Section 121(2)(e)
       of the Companies Act 1985 (Act) and the amount
       of the Company's authorised but unissued share
       capital shall be diminished accordingly

S.2    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 1 being passed and with effect
       from 22 OCT 2007, to make market purchases
       [Section 163(3)] of up to 72,400,000 minus
       the number of shares purchased pursuant to
       Resolution S.3 at a minimum price of 12.5 pence
       [being the nominal value of a new ordinary
       share] which may be paid for each ordinary
       share, the maximum price which may be paid
       for each ordinary share is the higher of an
       amount equal to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; and an amount
       equal to the higher of the price of the last
       independent trade of an ordinary share and
       the highest current independent bid for an
       ordinary share as derived from the London Stock
       Exchange Trading System; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company in 2008 or 18 months]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.3    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 1 above being passed and with
       effect from 22 October 2007, [including, without
       limitation, for the purposes of Section 165
       of the Act] to enter into a contingent purchase
       contract [Section 165 of the Act] between the
       Company and Credit Suisse [Australia] Limited
       and certain of its affiliates [Credit Suisse]
       as specified [as specified] [CP Contract],
       of up to 72,400,000 minus the number of shares
       purchased pursuant to Resolution S.2 of 12.5
       pence each converted from CHESS Depositary
       Interests [CDIs] [Converted Shares] substantially
       on the terms as set out in the CP Contract,
       at a minimum price which may be paid by Credit
       Suisse for each CDI is the Australian dollar
       equivalent of 12.5 pence per CDI and up to
       105% of the average of closing prices for CDIs
       over the previous 5 days on which sales of
       CDIs were recorded on the Australian Securities
       Exchange; [Authority expires the earlier of
       the conclusion of the next AGM of the Company
       in 2008 or 18 months]; the price to be paid
       by the Company for a Converted Share is the
       price paid by Credit Suisse for the relevant
       CDI plus any stamp duty, stamp duty reserve
       tax, or other applicable transfer tax relating
       to the CDI purchased by Credit Suisse




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701517027
--------------------------------------------------------------------------------------------------------------------------
        Security:  B5064A107
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

A.1    Receive the Management report by the Board of             Non-Voting
       directors on the accounting year ending on
       31 December 2007

A.2    Receive the statutory Auditor report on the               Non-Voting
       accounting YE on 31 DEC 2007

A.3    Receive the consolidated annual accounts relating         Non-Voting
       to the accounting YE on 31 December 2007 as
       well as the Management report by the Board
       of Directors and the report by the statutory
       Auditor on the consolidated annual accounts

A.4    Approve the statutory annual account relating             Mgmt          Take No Action
       to the accounting YE 31 DEC 2007 as specified

A.5    Grant discharge to the Directors for the performance      Mgmt          Take No Action
       of their duties during the accounting YE on
       31 DEC 2007

A.6    Grant discharge to the statutory Auditor for              Mgmt          Take No Action
       the performance of his duties during the accounting
       year ending on 31 DEC 2007

A.7.a  Appoint Mr. Arnaud de Pret as a Director, for             Mgmt          Take No Action
       a period of 3 years ending after the shareholders
       meeting and approve the accounts for the year
       2010

A.7.b  Acknowledging the end of mandate as a Director            Mgmt          Take No Action
       of Mr. Allan Chapin and appointing as Director
       Mr. Stefan Descheemaeker, for a period of 3
       years ending after the shareholders meeting
       which will be asked to approve the accounts
       for the year 2010

A.7.c  Appoint Mr. Peter Harf as Independent Director            Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.7.d  Appoint Mr. Kees Storm as Independent Director,           Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2010

A.8    Approve the amended executive remuneration policy         Mgmt          Take No Action
       and executive financial incentive policy of
       the company, applicable as from 2008

B9.A   Receive the special report by the Board of directors      Non-Voting
       with regard to the issuance by the company
       of subscription rights, pursuant to the provisions
       of Article 583 of the Companies Code

B9.B   Receive the special report by the Board of directors      Non-Voting
       and report by the statutory auditor with regard
       to the cancellation of the preference rights
       in favour of specific persons, pursuant to
       the provisions of Articles 596 and 598 of the
       Companies Code

B9.C   Approve to cancelling the preference rights               Mgmt          Take No Action
       with regard to the issuance of subscription
       rights in favour of all current directors of
       the Company

B9.D   Approve the issuance of 150,000 subscription              Mgmt          Take No Action
       rights and determining the issuance and exercise
       conditions in accordance with the terms and
       conditions set forth in the special report
       of the Board of Directors mentioned above under
       item a; the main provisions of these terms
       and conditions as specified

B9.E   Approve to increase the share capital of the              Mgmt          Take No Action
       Company, under the condition and to the extent
       of the exercise of the subscription rights,
       for a maximum amount equal to the number of
       subscription rights issued multiplied by the
       exercise price of the subscription rights and
       allocation of the share premium to an account
       not available for distribution

B9F.A  Grant power to the Compensation & Nominating              Mgmt          Take No Action
       Committee to determine the number of subscription
       rights which are offered to each of the Directors

9.F.B  Grant power to 2 Directors acting jointly to              Mgmt          Take No Action
       have recorded in a deed the exercise of the
       subscription rights and the corresponding increase
       of the share capital, the number of new shares
       issued, the alteration of the bylaws as a consequence
       thereof, the share premiums and the allocation
       of these premiums to an account not available
       for distribution, as well as to coordinate
       the text of the by-laws and to file such coordinated
       text with the office of the clerk of the Commercial
       Court of Brussels

10.A   Amend Article 5 of the By Laws, to replacing              Mgmt          Take No Action
       the text of indents 3 to 5 as specified

10.B   Amend the Artilce 24 of the By-Laws, to replacing         Mgmt          Take No Action
       the text of indent 3 as specified

10.C   Amend the Article 25 of the By-Laws, to replacing         Mgmt          Take No Action
       the text of indents 1 to 5, of point as specified

10.D   Amend the Article 30 of the By-Laws, to replacing         Mgmt          Take No Action
       the text of indent 3 as specified

B.11   Amend the Article 5 ter of the By-Laws as specified       Mgmt          Take No Action

B.12   Amend the deletion of Articles 39 and 41 of               Mgmt          Take No Action
       the By-Laws

C.13   Amend the Article 10, indent 2 of the By-Laws             Mgmt          Take No Action
       renewing for a term of 18 months as from 29
       APR 2008 [which would otherwise expire on 24
       OCT 2008] authorize the Board of Directors
       to purchase the Company's own shares as authorization
       and the parameter thereof are reflected on
       Article 10, indent 1 of the By-Laws

D.14   Grant Powers to Mr. Benoit Loore, VP Legal Corporate      Mgmt          Take No Action
       , with right of substitution ,for the restatement
       of the By-Laws as a result of the amendments
       referred to above, for the signing of such
       restated version and it filling with the office
       for the clerk of the Commercial Court of Brussels




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIA DE DISENO TEXTIL INDITEX SA                                                       Agenda Number:  701304709
--------------------------------------------------------------------------------------------------------------------------
        Security:  E6282J109
    Meeting Type:  OGM
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  ES0148396015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 JUL 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approval of the Annual Accounts [Balance Sheet,           Mgmt          For                            For
       Profit and Loss Account, and Annual Report]
       and the management report of Industria de Diseno
       Textil, S.A. [Inditex, S.A.] for fiscal 2006
       [ended 31 JAN 2007], laid by the Board of Directors
       at its meeting held on 20 MAR 2007 and signed
       by all the Directors

2.     Approval of the Annual Accounts [Balance Sheet,           Mgmt          For                            For
       Profit and Loss Account,  Shareholders Equity
       Statement, Cash Flow Statement and Annual Report]
       and the consolidated management report of the
       Inditex Group for fiscal 2006 [ended 31 JAN
       2007], laid by the Board of Directors at its
       meeting held on 20 MAR 2007 and signed by all
       the Directors Discharge the members of the
       Board of Directors of Industria de Diseno Textil,
       S.A. [Inditex, S.A.] from liability in respect
       of their management for FY 2006

3.     Approval of the proposed distribution of the              Mgmt          For                            For
       income of fiscal 2006 (ended 31 January 2007),
       in accordance with the Balance Sheet previously
       approved, in the amount of five hundred and
       fifty eight thousand two hundred and eighty
       two euros, to be distributed as: to voluntary
       reserve EUR 34,684, to dividends EUR 523,598;
       total EUR 558,282; it is resolved to pay the
       shares with the right to dividends the gross
       amount of 84 cents per share as ordinary dividend;
       the dividend shall be paid to shareholders
       as of 01 AUG 2007, through those entities linked
       to the Spanish Central Securities Depository,
       in charge of the Register of Securities, and
       the Clearing and Settlement of all trades (Iberclear)
       (Sociedad de Gestion de los Sistemas de Registro,
       Compensaciony Liquidacion de Valores, S.A)
       where they have theirs shares deposited

4.     To approve and ratify the appointment of GARTLER,         Mgmt          For                            For
       S.L., holder of the Spanish Tax Identification
       number [C.I.F] ES B-70080601, whose registration
       details are lodged with the Companies Register,
       so far represented by Ms Flora Perez Marcote
       to hold the office of Ordinary Member of the
       Board of Directors, as resolved by said body
       during the session held on 12 DEC 2006 and
       to designate GARTLER, S.L. to hold the office
       of Director for the five-year term provided
       in the Articles of Association as of the date
       of this Annual General Meeting, which shall
       name the natural person charged with the performance
       of the duties of the position

5.     To appoint the current Auditors of the company,           Mgmt          For                            For
       KPMG Auditores, S.L., with registered address
       in Madrid, at 95, Paseo de la Castellana, and
       holder of the Spanish Tax Identification Number
       (C.I.F) ES B-78510153, registered with the
       Official Register of Auditors under number
       S0702, as Auditors of the Company to review
       the annual accounts and the management reports
       of the Company and the consolidated ones of
       the Inditex Group, for the term commencing
       on 01 FEB 2007 and ending on 31 JAN 2008

6.     To amend the Preliminary part, the paragraphs             Mgmt          For                            For
       and letters below stated in articles 6, 9 and
       22 of the General Meeting of Shareholders Regulations
       which shall hereinafter read as is shown below,
       while all other paragraphs and letters of the
       affected articles shall remain unchanged: a)
       these Regulations develop the legal and statutory
       rules relating to the General Meetings of Shareholders
       regulating in greater detail the preparation
       and quorum of the Meetings and the ways in
       which shareholders can exercise their voting
       rights when they are called and held. Their
       aim is to encourage and facilitate the participation
       of the shareholders in the General Meeting
       in order to contribute to a transparent and
       informed formation of the Company's will. For
       the drafting of these Regulations, the appropriate
       legal and statutory rules have been taken into
       account, as well as the recommendations of
       the Unified Code on Good Governance and the
       best practices of the listed companies in the
       environment of the Company; b) In accordance
       with the provisions of the Articles of Association,
       the General Meeting is authorized to pass all
       kinds of resolutions concerning the Company
       and, in particular, it is granted with the
       following exclusive powers; to approve those
       transactions which might entail an effective
       amendment of the corporate purpose and those
       whose effect may be equivalent to the liquidation
       of the Company; c) The full text of the proposed
       resolutions that the Board of Directors submits
       to the deliberation and approval of the General
       Meeting in relation to the different items
       on the agenda, and all the information regarding
       directors whose ratification or appointment
       is proposed, pursuant to the provisions of
       the Board of Directors Regulations. As an exception,
       the Board of Directors may omit the publication
       of those proposals not required by the Law
       or By-laws to be put at the shareholders' disposal
       from the date of the notice calling to the
       General Meeting, whenever concurrent justified
       reasons advise against their previous publication
       d) Once the part where shareholders can speak
       is through and answers are given in accordance
       with the provisions of these Regulations, the
       proposals regarding the items on the agenda
       or those brought about by shareholders in the
       course of the meeting, which are not legally
       required to be included on the agenda, shall
       be voted. Those matters which are essentially
       independent shall be put to an independent
       vote, this rule being especially implemented
       in case of appointment or ratification of directors,
       which shall be subject to vote individually,
       and in the case of amendment of the Articles
       of Association, where each article or group
       of articles essentially independent shall be
       put to vote. Financial intermediaries who appear
       to be shareholders but who are actually nominees
       acting on behalf of other customers may divide
       their vote in order to cast it pursuant to
       the directions of said customers

7.     Authorization to the Board of Directors, so               Mgmt          For                            For
       that, in accordance with the provisions of
       article 75 et seq. of the Spanish Corporation
       Act, it may proceed to the derivative acquisition
       of its own shares, either directly or through
       any subsidiaries in which the Company is the
       controlling company, observing the legal limits
       and requirements and under the following conditions:
       a) Methods of acquisition: the acquisition
       shall be done through purchase and sale, exchange
       or dation in payment. b) Maximum number of
       shares to be acquired: shares with a nominal
       value which, added to that of those shares
       already in the possession of the Company, directly
       or indirectly, do not exceed 5% of the share
       capital.  c) Maximum and minimum prices: the
       minimum price of acquisition of the shares
       shall be their nominal value and the maximum
       price shall be up to 105% of their market value
       at the date of purchase. d) Duration of the
       authorization: eighteen (18) months from the
       date of this resolution. This authorization
       annuls the authorization approved by the General
       Meeting of Shareholders held on 18 JUL 2006

8.     Delegation to the Board of Directors, expressly           Mgmt          For                            For
       empowering it to be substituted by the Executive
       Committee or by any of its members, of the
       necessary powers as wide as statutorily required
       for the correction, development and implementation,
       at the time that it considers most appropriate,
       of each of the resolutions passed in this Annual
       General Meeting. In particular, to empower
       the Chairman of the Board of Directors, Mr.
       Amancio Ortega Gaona, the First Deputy Chairman
       and C.E.O., Mr. Pablo Isla Alvarez de Tejera
       and the Secretary of the Board, Mr. Antonio
       Abril Abadin so that, any of them, jointly
       and severally, without distinction, and as
       widely as is necessary in Law, may carry out
       whatever actions are appropriate to implement
       the resolutions passed in this General Meeting
       in order to register them in the Companies
       Register and in any other Registries, including,
       in particular, and amongst other powers, that
       of appearing before a Notary Public to execute
       the public deeds and notary's certificates
       that are necessary or advisable for such purpose,
       correct, rectify, ratify, interpret or complement
       the agreements and formalize any other public
       or private document that is necessary or appropriate
       so that the resolutions passed are implemented
       and fully registered, without the need for
       a new resolution of the Annual General Meeting,
       and to proceed to the mandatory filing of the
       individual and consolidated annual accounts
       with the Companies Register

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting
       MEETING CHANGED TO ISSUER PAY MEETING. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON & JOHNSON                                                                           Agenda Number:  932823962
--------------------------------------------------------------------------------------------------------------------------
        Security:  478160104
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2008
          Ticker:  JNJ
            ISIN:  US4781601046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY SUE COLEMAN                                          Mgmt          For                            For
       JAMES G. CULLEN                                           Mgmt          For                            For
       MICHAEL M.E. JOHNS                                        Mgmt          For                            For
       ARNOLD G. LANGBO                                          Mgmt          For                            For
       SUSAN L. LINDQUIST                                        Mgmt          For                            For
       LEO F. MULLIN                                             Mgmt          For                            For
       WILLIAM D. PEREZ                                          Mgmt          For                            For
       CHRISTINE A. POON                                         Mgmt          For                            For
       CHARLES PRINCE                                            Mgmt          For                            For
       STEVEN S REINEMUND                                        Mgmt          For                            For
       DAVID SATCHER                                             Mgmt          For                            For
       WILLIAM C. WELDON                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM

03     SHAREHOLDER PROPOSAL: ADVISORY VOTE ON EXECUTIVE          Shr           Against                        For
       COMPENSATION POLICIES AND DISCLOSURE




--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN CHASE & CO.                                                                        Agenda Number:  932852280
--------------------------------------------------------------------------------------------------------------------------
        Security:  46625H100
    Meeting Type:  Annual
    Meeting Date:  20-May-2008
          Ticker:  JPM
            ISIN:  US46625H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CRANDALL C. BOWLES                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEPHEN B. BURKE                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DAVID M. COTE                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JAMES S. CROWN                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAMES DIMON                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ELLEN V. FUTTER                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM H. GRAY, III                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.               Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ROBERT I. LIPP                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: DAVID C. NOVAK                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: LEE R. RAYMOND                      Mgmt          For                            For

1L     ELECTION OF DIRECTOR: WILLIAM C. WELDON                   Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM

03     APPROVAL OF AMENDMENT TO 2005 LONG-TERM INCENTIVE         Mgmt          For                            For
       PLAN

04     REAPPROVAL OF KEY EXECUTIVE PERFORMANCE PLAN              Mgmt          For                            For

05     GOVERNMENTAL SERVICE REPORT                               Shr           Against                        For

06     POLITICAL CONTRIBUTIONS REPORT                            Shr           Against                        For

07     INDEPENDENT CHAIRMAN OF THE BOARD                         Shr           Against                        For

08     EXECUTIVE COMPENSATION APPROVAL                           Shr           Against                        For

09     TWO CANDIDATES PER DIRECTORSHIP                           Shr           Against                        For

10     HUMAN RIGHTS AND INVESTMENT REPORT                        Shr           Against                        For

11     LOBBYING PRIORITIES REPORT                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 KOMATSU LTD.                                                                                Agenda Number:  701607814
--------------------------------------------------------------------------------------------------------------------------
        Security:  J35759125
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  JP3304200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Abstain                        Against

2.2    Appoint a Director                                        Mgmt          Abstain                        Against

2.3    Appoint a Director                                        Mgmt          Abstain                        Against

2.4    Appoint a Director                                        Mgmt          Abstain                        Against

2.5    Appoint a Director                                        Mgmt          Abstain                        Against

2.6    Appoint a Director                                        Mgmt          Abstain                        Against

2.7    Appoint a Director                                        Mgmt          Abstain                        Against

2.8    Appoint a Director                                        Mgmt          Abstain                        Against

2.9    Appoint a Director                                        Mgmt          Abstain                        Against

2.10   Appoint a Director                                        Mgmt          Abstain                        Against

3.     Appoint a Corporate Auditor                               Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

5.     Giving the Board of Directors the Authority               Mgmt          For                            For
       to Issue Stock Acquisition Rights as Stock
       Options to Employees of the Company and Directors
       of Major Subsidiaries of the Company




--------------------------------------------------------------------------------------------------------------------------
 LEIGHTON HOLDINGS LTD                                                                       Agenda Number:  701384442
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q55190104
    Meeting Type:  AGM
    Meeting Date:  08-Nov-2007
          Ticker:
            ISIN:  AU000000LEI5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report and reports of               Mgmt          For                            For
       the Directors and the Auditor for the YE 30
       JUN 2007

2.     Adopt the remuneration report for the YE 30               Mgmt          Against                        Against
       JUN 2007

3.1    Re-elect Mr. R.D. Humphris as a Director                  Mgmt          For                            For

3.2    Re-elect Dr. H.P. Keitel as a Director                    Mgmt          Against                        Against

3.3    Re-elect Dr. P.M. Noe as a Director                       Mgmt          Against                        Against

3.4    Re-elect Mr. D.P. Robinson as a Director                  Mgmt          For                            For

3.5    Re-elect Dr. H.H. Lutkestratkotter as a Director          Mgmt          For                            For

3.6    Elect Mr. I.J. Macfarlane as a Director                   Mgmt          For                            For

4.     Approve to increase the maximum annual remuneration       Mgmt          For                            For
       of the Non Executive Directors




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE BANK LTD, SYDNEY NSW                                                              Agenda Number:  701307527
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q56993167
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2007
          Ticker:
            ISIN:  AU000000MBL3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report of the Bank
       for the YE 31 MAR 2007

2.     Adopt the remuneration report of the Bank for             Mgmt          For                            For
       the YE 31 MAR 2007

3.     Re-elect Mr. D.S. Clarke as a Voting Director             Mgmt          For                            For
       of the Bank

4.     Re-elect Ms. C.B. Livingstone as a Voting Director        Mgmt          For                            For
       of the Bank

5.     Elect Mr. P.H. Warne as a Voting Director of              Mgmt          For                            For
       the Bank

6.     Approve that the annual remuneration of the               Mgmt          For                            For
       Voting Directors for acting as Voting Directors,
       for the years from and including the year commencing
       on 01 JUL 2007, be increased by AUD 1,000,000
       from AUD 2,000,000 to such annual sum, not
       exceeding AUD 3,000,000, as the Voting Directors
       determine, to be divided in accordance with
       the Bank's Constitution

7.     Approve: the participation in the Macquarie               Mgmt          For                            For
       Bank Employee Share Option Plan [Plan] as to
       a maximum of 159,400 options, by Mr. A.E. Moss,
       Managing Director or, if Mr. Moss so elects,
       a Controlled Company [as defined in the rules
       of the Plan] of his; and the acquisition accordingly
       by Mr. Moss or his Controlled Company of options
       up to the stated maximum and, in consequence
       of exercise of those options, of ordinary shares
       of the Bank, all in accordance with the terms
       of the Plan and on the basis as specified

8.     Approve: the participation in the Macquarie               Mgmt          For                            For
       Bank Employee Share Option Plan [Plan] as to
       a maximum of 9,000 options, by Mr. L.G. Cox,
       Executive Director or, if Mr. Cox so elects,
       a Controlled Company [as defined in the rules
       of the Plan] of his; and the acquisition accordingly
       by Mr. Cox or his Controlled Company of options
       up to the stated maximum and, in consequence
       of exercise of those options, of ordinary shares
       of the Bank, all in accordance with the terms
       of the Plan and on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                                                              Agenda Number:  932839054
--------------------------------------------------------------------------------------------------------------------------
        Security:  56501R106
    Meeting Type:  Annual
    Meeting Date:  08-May-2008
          Ticker:  MFC
            ISIN:  CA56501R1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. CASSADAY                                          Mgmt          For                            For
       LINO J. CELESTE                                           Mgmt          For                            For
       GAIL C.A. COOK-BENNETT                                    Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       THOMAS P. D'AQUINO                                        Mgmt          For                            For
       RICHARD B. DEWOLFE                                        Mgmt          For                            For
       ROBERT E. DINEEN, JR.                                     Mgmt          For                            For
       PIERRE Y. DUCROS                                          Mgmt          For                            For
       SCOTT M. HAND                                             Mgmt          For                            For
       LUTHER S. HELMS                                           Mgmt          For                            For
       THOMAS E. KIERANS                                         Mgmt          Withheld                       Against
       LORNA R. MARSDEN                                          Mgmt          For                            For
       ARTHUR R. SAWCHUK                                         Mgmt          For                            For
       HUGH W. SLOAN, JR.                                        Mgmt          For                            For
       GORDON G. THIESSEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For

3A     SHAREHOLDER PROPOSAL NO. 1                                Shr           Against                        For

3B     SHAREHOLDER PROPOSAL NO. 2                                Shr           Against                        For

3C     SHAREHOLDER PROPOSAL NO. 3                                Shr           Against                        For

3D     SHAREHOLDER PROPOSAL NO. 4                                Shr           Against                        For

3E     SHAREHOLDER PROPOSAL NO. 5                                Shr           Against                        For

3F     SHAREHOLDER PROPOSAL NO. 6                                Shr           Against                        For

3G     SHAREHOLDER PROPOSAL NO. 7                                Shr           Against                        For

3H     SHAREHOLDER PROPOSAL NO. 8                                Shr           Against                        For

3I     SHAREHOLDER PROPOSAL NO. 9                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MERCK & CO., INC.                                                                           Agenda Number:  932821730
--------------------------------------------------------------------------------------------------------------------------
        Security:  589331107
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2008
          Ticker:  MRK
            ISIN:  US5893311077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD T. CLARK                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHNNETTA B. COLE, PH.D.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THOMAS H. GLOCER                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: STEVEN F. GOLDSTONE                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM B. HARRISON, JR.            Mgmt          For                            For

1F     ELECTION OF DIRECTOR: HARRY R. JACOBSON, M.D.             Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM N. KELLEY, M.D.             Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS E. SHENK, PH.D.              Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ANNE M. TATLOCK                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: SAMUEL O. THIER, M.D.               Mgmt          For                            For

1L     ELECTION OF DIRECTOR: WENDELL P. WEEKS                    Mgmt          For                            For

1M     ELECTION OF DIRECTOR: PETER C. WENDELL                    Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S          Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2008

03     STOCKHOLDER PROPOSAL CONCERNING MANAGEMENT COMPENSATION   Shr           Against                        For

04     STOCKHOLDER PROPOSAL CONCERNING AN ADVISORY               Shr           Against                        For
       VOTE ON EXECUTIVE COMPENSATION

05     STOCKHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER       Shr           Against                        For
       MEETINGS

06     STOCKHOLDER PROPOSAL CONCERNING AN INDEPENDENT            Shr           Against                        For
       LEAD DIRECTOR




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932773713
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  13-Nov-2007
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM H. GATES, III               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES I. CASH JR., PHD              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DR. HELMUT PANKE                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JON A. SHIRLEY                      Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

03     SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES               Shr           Against                        For
       ON INTERNET CENSORSHIP.

04     SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD             Shr           Against                        For
       COMMITTEE ON HUMAN RIGHTS.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701490790
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  AGM
    Meeting Date:  10-Apr-2008
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 438827, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          For                            For
       statements of Nestle S.A., and consolidated
       financial statements of Nestle Group 2007,
       report of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          For                            For
       the Management

3.     Approve the appropriation of profits resulting            Mgmt          For                            For
       from the balance sheet of Nestle S.A.

4.1.1  Elect Mr. Andreas Koopmann to the Board of Directors      Mgmt          For                            For
       [for a term of 3 years]

4.1.2  Elect Mr. Rolf Haenggi to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.2.1  Elect Mr. Paul Bulcke to the Board of Directors           Mgmt          For                            For
       [for a term of 3 years]

4.2.2  Elect Mr. Beat W. Hess to the Board of Directors          Mgmt          For                            For
       [for a term of 3 years]

4.3    Re-elect KPMG SA as the Auditors [for a term              Mgmt          For                            For
       of 1 year]

5.1    Approve CHF 10.1 million reduction in share               Mgmt          For                            For
       capital via cancellation of 10.1 million

5.2    Approve 1:10 stock split                                  Mgmt          For                            For

5.3    Amend the Article 5 and 5 BIS Paragraph 1 of              Mgmt          For                            For
       the Articles of Association

6.     Approve the complete revision of the Articles             Mgmt          For                            For
       of Association




--------------------------------------------------------------------------------------------------------------------------
 NIKE, INC.                                                                                  Agenda Number:  932758317
--------------------------------------------------------------------------------------------------------------------------
        Security:  654106103
    Meeting Type:  Annual
    Meeting Date:  17-Sep-2007
          Ticker:  NKE
            ISIN:  US6541061031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JILL K. CONWAY                                            Mgmt          For                            For
       ALAN B. GRAF, JR.                                         Mgmt          For                            For
       JEANNE P. JACKSON                                         Mgmt          For                            For

02     TO APPROVE THE EXTENSION OF AND AMENDMENTS TO             Mgmt          For                            For
       THE NIKE, INC. LONG-TERM INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701613083
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          Abstain                        Against

2.2    Appoint a Director                                        Mgmt          Abstain                        Against

2.3    Appoint a Director                                        Mgmt          Abstain                        Against

2.4    Appoint a Director                                        Mgmt          Abstain                        Against

2.5    Appoint a Director                                        Mgmt          Abstain                        Against

2.6    Appoint a Director                                        Mgmt          Abstain                        Against

2.7    Appoint a Director                                        Mgmt          Abstain                        Against

2.8    Appoint a Director                                        Mgmt          Abstain                        Against

2.9    Appoint a Director                                        Mgmt          Abstain                        Against

2.10   Appoint a Director                                        Mgmt          Abstain                        Against

2.11   Appoint a Director                                        Mgmt          Abstain                        Against

2.12   Appoint a Director                                        Mgmt          Abstain                        Against

2.13   Appoint a Director                                        Mgmt          Abstain                        Against

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP                                                                                  Agenda Number:  701516823
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MID              Non-Voting
       446447 DUE TO CHANGE IN VOTING STATUS OF RESOLUTION
       1. IF YOU PREVIOUSLY VOTED ON MID 446447 YOU
       WILL NEED TO RE-VOTE ON THIS MEETING.

       .                                                         Non-Voting

       .                                                         Non-Voting

1.     Presentation of the Annual Accounts and the               Non-Voting
       Auditors' Report.

2.     Approval of the Annual Accounts.                          Mgmt          For                            For

3.     The Board proposes to the Annual General Meeting          Mgmt          For                            For
       a dividend of EUR 0.53 per share for the fiscal
       year 2007. The dividend will be paid to shareholders
       registered in the Register of Shareholders
       held by Finnish Central Securities Depository
       Ltd on the record date, 13 MAY 2008. The Board
       proposes that the dividend be paid on or about
       27 MAY 2008.

4.     Discharging of the Chairman, the Members of               Mgmt          For                            For
       the Board of Directors, and the President,
       from liability.

5.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the remuneration payable to the Members
       of the Board of Directors to be elected at
       the Annual General Meeting for the term until
       the close of the Annual General Meeting in
       2009 be as follows: EUR 440,000 for the Chairman,
       EUR 150,000 for the Vice Chairman and EUR 130,000
       for each Member. In addition, the Committee
       proposes that the Chairman of the Audit Committee
       and Chairman of the Personnel Committee will
       each receive an additional annual fee of EUR
       25,000, and other Members of the Audit Committee
       an additional annual fee of EUR 10,000 each.
       The Corporate Governance and Nomination Committee
       proposes that approximately 40% of the remuneration
       be paid in Nokia shares purchased from the
       market.

6.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the number of Board Members be ten.

7.     The Board's Corporate Governance and Nomination           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the following current Board Members: Georg
       Ehrnrooth, Lalita D. Gupte, Bengt Holmstrom,
       Henning Kagermann, Olli-Pekka Kallasvuo, Per
       Karlsson, Jorma Ollila, Marjorie Scardino and
       Keijo Suila, be re-elected for the term until
       the close of the Annual General Meeting in
       2009. The Committee also proposes that Risto
       Sillasmaa be elected as new member of the Board
       for the same term. Mr. Sillasmaa is a founder
       of F-Secure Corporation, which provides security
       services protecting consumers and businesses
       again computer viruses and other threats from
       the Internet and mobile network. He was the
       President and CEO of F-Secure Corporation during
       1999-2006. Currently, Mr. Sillasmaa is the
       Chairman of the Board of Directors of F-Secure
       Corporation, a Board member in Elisa Corporation,
       and a Board Chair or Board member in some private
       companies. He is also Vice Chairman of the
       Board of the Federation of Finnish Technology
       Industries.

8.     The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that the external auditor
       to be elected at the Annual General Meeting
       be reimbursed according to the Auditor's invoice,
       and in compliance with the purchase policy
       approved by the Audit Committee.

9.     The Board's Audit Committee proposes to the               Mgmt          For                            For
       Annual General Meeting that PricewaterhouseCoopers
       Oy be re-elected as the Company's Auditor for
       the fiscal year 2008.

10.    The Board proposes that the Annual General Meeting        Mgmt          For                            For
       authorize the Board to resolve to repurchase
       a maximum of 370,000,000 Nokia shares by using
       funds in the unrestricted shareholders' equity.
       Repurchases will reduce funds available for
       distribution of profits. The shares may be
       repurchased in order to develop the capital
       structure of the Company, which includes carrying
       out the announced stock repurchase plan. In
       addition, the shares may be repurchased in
       order to finance or carry out acquisitions
       or other arrangements, to settle tile Company's
       equity-based incentive plans, to be transferred
       for other purposes, or to be cancelled. The
       shares can be repurchased either a) through
       a tender offer made to all the shareholders
       on equal terms determined by the Board, in
       proportion to the shares held by the shareholders,
       and for an equal price determined by the Board;
       or b) through public trading and on such stock
       exchanges the rules of which allow companies
       to trade with their own shares. In this case
       the shares would be repurchased in another
       proportion than that of the current shareholders.
       It is proposed that tile authorization be effective
       until 30 JUN 2009.




--------------------------------------------------------------------------------------------------------------------------
 NOVO-NORDISK A S                                                                            Agenda Number:  701464466
--------------------------------------------------------------------------------------------------------------------------
        Security:  K7314N152
    Meeting Type:  AGM
    Meeting Date:  12-Mar-2008
          Ticker:
            ISIN:  DK0060102614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Receive the report on the Company's activities            Mgmt          For                            For
       in the past FY

2.     Approve the presentation and the adoption of              Mgmt          For                            For
       the audited annual report 2007, including the
       remuneration of the Board of Directors

3.     Approve a dividend DKK 4.50 for the year 2007             Mgmt          For                            For
       for each Novo Nordisk B share of DKK 1.00 and
       for each Novo Nordisk A share of DKK 1.00;
       and that no dividend will be paid on the Company's
       holding of treasury shares

4.     Re-elect Messrs. Sten Scheibye, Goran A. Ando,            Mgmt          For                            For
       Kurt Briner, Henrik Gurtler, Kurt Anker Nielsen
       and Jorgen Wedel as the Members of the Board
       of Directors; and elect Ms. Pamela J. Kirby
       as a Member of the Board of Directors

5.     Re-elect PricewaterhouseCoopers as the Auditors           Mgmt          For                            For

6.1    Approve the reduction of the Company's B share            Mgmt          For                            For
       capital from DKK 539,472,800 to DKK 526,512,800
       by cancellation of 12,960,000 B shares of DKK
       1 each from the Company's own holdings of B
       shares at a nominal value of DKK 12,960,000,
       equal to 2% of the total share capital; after
       the implementation of the share capital reduction,
       the Company's share capital will amount to
       DKK 634,000,000 divided into A share capital
       of DKK 107,487,200 and B share capital of DKK
       526,512,800

6.2    Authorize the Board of Directors, until the               Mgmt          For                            For
       next AGM, to allow the Company to acquire own
       shares of up to 10% of the share capital and
       at the price quoted at the time of the purchase
       with a deviation of up to 10%, cf Article 48
       of the Danish Public Limited Companies Act

6.3    Approve the donation to the World Diabetes Foundation     Mgmt          For                            For
       [WDF] of an amount up to a total of DKK 575
       million to be granted in the course of the
       FY 2008-2017

6.4    Adopt the guidelines for the incentive-based              Mgmt          For                            For
       remuneration for the Board of Directors and
       the Executive Management

6.5.1  Amend Articles 4.2 and 9.2-9.3: reduction of              Mgmt          For                            For
       the specified minimum nominal value of the
       Company's shares from DKK 1.00 to DKK 0.01
       and a consequent amendment of the voting rights
       attached to the shares, following which every
       B share capital amount of DKK 0.01 [the minimum
       nominal amount denomination] shall carry 1
       vote and every A share capital amount of DKK
       0.01 [the minimum nominal amount denomination]
       shall carry 10 votes

6.5.2  Amend Article 6.3: existing authorization of              Mgmt          For                            For
       the Board of Directors to issue B shares to
       employees without pre-emptive subscription
       rights for existing shareholders to be extended
       until 12 MAR 2013 and to be reduced to a maximum
       amount of DKK 4 million

6.5.3  Amend Articles 6.4-6.6: existing authorizations           Mgmt          For                            For
       of the Board of Directors to increase the share
       capital to be replaced by an authorization
       of the Board of Directors until 12 MAR 2013
       to increase the share capital by an amount
       up to maximum of nominally DKK 126 million

6.5.4  Amend Article 7.2: change of the specified venue          Mgmt          For                            For
       for general meetings to the capital region
       of Denmark

6.5.5  Amend Article 7.4: reduction of the number of             Mgmt          For                            For
       shares required to request an EGM from 1/10
       to 1/20 of the share capital

7.     Miscellaneous                                             Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA COMPANY LIMITED                                                                  Agenda Number:  932753076
--------------------------------------------------------------------------------------------------------------------------
        Security:  71646E100
    Meeting Type:  Special
    Meeting Date:  10-Aug-2007
          Ticker:  PTR
            ISIN:  US71646E1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THAT CONDITIONAL UPON THE OBTAINING OF APPROVALS          Mgmt          For                            For
       FROM THE CSRC AND OTHER RELEVANT REGULATORY
       AUTHORITIES, THE ALLOTMENT AND ISSUE OF A SHARES
       BY THE COMPANY IN THE PRC BY WAY OF PUBLIC
       OFFERING OF NEW A SHARES AND THE FOLLOWING
       TERMS AND CONDITIONS OF THE A SHARE ISSUE BE
       AND ARE HEREBY APPROVED.

02     THAT THE BOARD AND ITS ATTORNEY SHALL BE AND              Mgmt          For                            For
       ARE AUTHORIZED TO DEAL WITH MATTERS IN RELATION
       TO THE A SHARE ISSUE AND THE LISTING OF A SHARES
       INCLUDING BUT NOT LIMITED TO THE FOLLOWING.




--------------------------------------------------------------------------------------------------------------------------
 PFIZER INC.                                                                                 Agenda Number:  932829940
--------------------------------------------------------------------------------------------------------------------------
        Security:  717081103
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2008
          Ticker:  PFE
            ISIN:  US7170811035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DENNIS A. AUSIELLO                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL S. BROWN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. ANTHONY BURNS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT N. BURT                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM H. GRAY, III                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CONSTANCE J. HORNER                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WILLIAM R. HOWELL                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JAMES M. KILTS                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JEFFREY B. KINDLER                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: GEORGE A. LORCH                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: DANA G. MEAD                        Mgmt          For                            For

1M     ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1N     ELECTION OF DIRECTOR: WILLIAM C. STEERE, JR.              Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.

03     SHAREHOLDER PROPOSAL REGARDING STOCK OPTIONS.             Shr           Against                        For

04     SHAREHOLDER PROPOSAL REQUESTING SEPARATION OF             Shr           Against                        For
       CHAIRMAN AND CEO ROLES.




--------------------------------------------------------------------------------------------------------------------------
 POWER FINL CORP                                                                             Agenda Number:  701546395
--------------------------------------------------------------------------------------------------------------------------
        Security:  73927C100
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  CA73927C1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Elect Mr. J. Brian Aune as a Director                     Mgmt          For                            For

1.2    Elect Mr. Andre Desmarais as a Director                   Mgmt          Abstain                        Against

1.3    Elect Hon. Paul Desmarais as a Director                   Mgmt          Abstain                        Against

1.4    Elect Mr. Paul Desmarais JR. as a Director                Mgmt          Abstain                        Against

1.5    Elect Mr. Gerald Frere as a Director                      Mgmt          For                            For

1.6    Elect Mr. Anthony R. Graham as a Director                 Mgmt          For                            For

1.7    Elect Mr. Robert Gratton as a Director                    Mgmt          For                            For

1.8    Elect Hon. D.F. Mazankowski as a Director                 Mgmt          Abstain                        Against

1.9    Elect Mr. Jerry E. A. Nickerson as a Director             Mgmt          For                            For

1.10   Elect Mr. R. Jeffrey Orr as a Director                    Mgmt          For                            For

1.11   Elect Mr. Michel Plessis-Belair as a Director             Mgmt          For                            For

1.12   Elect Mr. Raymond Royer as a Director                     Mgmt          For                            For

1.13   Elect Mr. Guy St-Germain as a Director                    Mgmt          For                            For

1.14   Elect Mr. Emoke Szathmary as a Director                   Mgmt          For                            For

2.     Appoint Deloitte & Touche LLP as the Auditors             Mgmt          For                            For

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve the Shareholder Proposal as specified
       in Schedule A to accompanying Management Proxy
       Circular




--------------------------------------------------------------------------------------------------------------------------
 QBE INSURANCE GROUP LTD                                                                     Agenda Number:  701474013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q78063114
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2008
          Ticker:
            ISIN:  AU000000QBE9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial reports and the reports             Non-Voting
       of the Directors and the Auditors of the Company
       for the YE 31 DEC 2007

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the FYE 31 DEC 2007

3.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes to grant to
       the Chief Executive Officer, Mr. FM O'Halloran
       of conditional rights over a maximum of 37,250
       ordinary shares in the Company and options
       to subscribe for a maximum of 74,500 unissued
       ordinary shares of the Company and either the
       allotment or transfer of ordinary shares in
       the Company on satisfaction of and subject
       to the conditions attached to the conditional
       rights and on valid exercise of the options
       under the Company's 2007 Deferred Compensation
       Plan

4.     Re-elect Mr. C.L.A. Irby as a Director, who               Mgmt          For                            For
       retires by rotation in accordance with Clause
       76 of the Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  932833836
--------------------------------------------------------------------------------------------------------------------------
        Security:  761713106
    Meeting Type:  Annual
    Meeting Date:  06-May-2008
          Ticker:  RAI
            ISIN:  US7617131062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BETSY S. ATKINS*                                          Mgmt          For                            For
       NANA MENSAH*                                              Mgmt          For                            For
       JOHN J. ZILLMER*                                          Mgmt          For                            For
       LIONEL L. NOWELL, III**                                   Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS          Mgmt          For                            For

03     SHAREHOLDER PROPOSAL ON HUMAN RIGHTS PROTOCOLS            Shr           Against                        For
       FOR THE COMPANY AND ITS SUPPLIERS

04     SHAREHOLDER PROPOSAL ON ENDORSEMENT OF HEALTH             Shr           Against                        For
       CARE PRINCIPLES

05     SHAREHOLDER PROPOSAL ON TWO CIGARETTE APPROACH            Shr           Against                        For
       TO MARKETING




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HLDG LTD                                                                              Agenda Number:  701460456
--------------------------------------------------------------------------------------------------------------------------
        Security:  H69293217
    Meeting Type:  OGM
    Meeting Date:  04-Mar-2008
          Ticker:
            ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting

1.     Approval of the annual report [including the              Non-Voting
       remuneration report], financial statements
       and consolidated financial statements for 2007

2.     Ratification of the Board of Directors' actions           Non-Voting

3.     Vote on the appropriation of available earnings           Non-Voting

4.     Amendment of the Articles of Incorporation                Non-Voting

5.1    Re-election of Prof. Bruno Gehrig to the Board,           Non-Voting
       as provided by the Articles of Incorporation

5.2    Re-election of Mr. Lodewijk J.R. De Vink to               Non-Voting
       the Board, as provided by the Articles of Incorporation

5.3    Re-election of Mr. Walter Frey to the Board,              Non-Voting
       as provided by the Articles of Incorporation

5.4    Re-election of Dr. Andreas Oeri to the Board,             Non-Voting
       as provided by the Articles of Incorporation

6.     Election of the Statutory and the Group Auditors          Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701559986
--------------------------------------------------------------------------------------------------------------------------
        Security:  D66992104
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2008
          Ticker:
            ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 13 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the group financial
       statements and group annual report, and the
       report pursuant to Sections 289(4) and 315(4)
       of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,582 ,667,897.40 as follows:
       Payment of a dividend of EUR 0.50 per no-par
       share EUR 986,567,284.40 shall be carried forward
       Ex-dividend and payable date: 04 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Berlin

6.     Election of Mr. Bernard Liautaud to the Supervisory       Mgmt          For                            For
       Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to EUR 120,000,000, at a price
       neither more than 10% above, nor more than
       20% below the market price of the shares if
       they are acquired through the stock exchange,
       nor differing more than 20% from the market
       price of the shares if they are acquired by
       way of a repurchase offer, on or before 30
       NOV 2009; the Company shall be authorized to
       sell the shares on the stock exchange and to
       offer them to the shareholders for subscription;
       the Company shall also be authorized to dispose
       of the shares in another manner if they are
       sold at a price not materially below their
       market price, to offer the shares to BEE Owned
       Companies against cash payment (the amount
       being limited to EUR 1,500,000), to use these
       shares for the acquisition of shares of Systems
       Applications Products (South Africa) (Proprietary)
       Limited (the amount being limited to EUR 1,500,000),
       to offer the shares to other third parties
       for acquisition purposes, to use the shares
       within the scope of the Company's Stock Option
       and Incentive Plans, or for satisfying conversion
       and option rights, and to retire the

8.     Authorization of the Board of Managing Directors          Mgmt          For                            For
       to use call and put options for the purpose
       of the acquisition of own shares as per item
       7

9.     Amendments to the Articles of Association a)              Mgmt          For                            For
       Section 4(11), regarding the authorized capital
       III of up to EUR 15,000,000 being revoked b)
       Section 23(3), regarding the Company not being
       obliged to send documents regarding a shareholders
       meeting to the shareholders if the documents
       are made available via inter net




--------------------------------------------------------------------------------------------------------------------------
 SCHRODERS PLC, LONDON                                                                       Agenda Number:  701504296
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7860B102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  GB0002405495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors' report and the accounts              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend of 21.0 pence per share          Mgmt          For                            For
       on the ordinary shares and on the non-voting
       ordinary shares, payable on 30 APR 2008 to
       shareholders on the register on 14 MAR 2008

3.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2007

4.     Re-elect Mr. Michael Dobson as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

5.     Re-elect Mr. Jonathan Asquith as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       Article 87

6.     Re-elect Mr. Massimo Tosato as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

7.     Re-elect Mr. Andrew Beeson as a Director of               Mgmt          For                            For
       the Company, who retires in accordance with
       Article 87

8.     Re-elect Sir Peter Job as a Director of the               Mgmt          For                            For
       Company, who retires in accordance with Article
       87

9.     Re-elect Mr. George Mallinckrodt as a Director            Mgmt          For                            For
       of the Company, who retires having served more
       than 9 years as a Director

10.    Re-elect Mr. Bruno Schroder as a Director of              Mgmt          For                            For
       the Company, who retires having served more
       than 9 years as a Director

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold the office
       until the conclusion of the next general meeting
       at which the accounts are laid before the Company
       in accordance with Section 241 of the Companies
       Act 1985

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the PricewaterhouseCoopers LLP as the Auditors
       of the Company

13.    Authorize the Directors of the Company, to allot          Mgmt          For                            For
       relevant securities [Section 80] of the Companies
       Act 1985 [as amended] up to an aggregate nominal
       amount of GBP 5,000,000; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 01 MAY 2009 ]; and the Directors
       may make allotments during the relevant period
       which may be exercised after the relevant period

14.    Authorize the Company, pursuant to Section 366            Mgmt          For                            For
       of the Companies Act 2006 to: a) make political
       donations to political parties or independent
       election candidates not exceeding GBP 50,000
       in total; b) make political donations to political
       organizations other than political parties
       not exceeding GBP 50,000 in total; and c) incur
       political expenditure not exceeding GBP 50,000
       in total; provided that the aggregate amount
       of any such donations and expenditure shall
       not exceeding GBP 50,000 during the period
       beginning with the date of the passing of this
       resolution and ending on 24 APR 2012 or, if
       sooner, at the conclusion of the AGM of the
       Company to be held in 2012 for the purpose
       of this resolution the terms political donation,
       independent election candidates, political
       organizations and political expenditure have
       the meetings set out in sections 363 to 365
       of the Companies Act 2006

15.    Amend the Schroders Equity Compensation Plan              Mgmt          For                            For
       2000 and authorize the Directors to do all
       such things as are necessary to carry them
       into effect

S.16   Authorize the Company, to make market purchases           Mgmt          For                            For
       [Section 163(3) of the Companies Act 1985]
       [as amended] of non-voting ordinary shares
       up to 14,650,000 of GBP 1 each in the capital
       of the Company, at a minimum price of GBP 1
       and not more than 5% above the average market
       value for such shares derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Company, before the expiry, may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

S.17   Amend the Articles 7, 8, 57, 60, 65, 67, 75,              Mgmt          For                            For
       78, 79, 97, 108, 130, 134, 140, 142 and 144;
       the deletion of Articles 3, 49, 50, 51, 53,
       56, 72, 99 133 and 143; and adopt the new Articles
       92, 93, 94, 95, 96 and 140 together with consequential
       re-numbering and cross-referencing amendments
       highlighted in the revised print of the Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701353360
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  28-Sep-2007
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts for the FYE 30 JUN 2007
       with the Auditor's report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay as a Director        Mgmt          For                            For
       of the Company, pursuant to Section 153[6]
       of the Companies Act, Chapter 50 of Singapore,
       until the next AGM of the Company

3.     Re-elect Mr. Chew Choon Seng, who retires by              Mgmt          For                            For
       rotation under Article 99A of the Company's
       Articles of Association [the Articles]

4.     Re-elect Mr. Ho Tian Yee, who retires by rotation         Mgmt          For                            For
       under Article 99A of the Articles

5.     Re-elect Mr. Low Check Kian, who retires by               Mgmt          For                            For
       rotation under Article 99A of the Articles

6.     Re-elect Mr. Robert Owen, who retires by rotation         Mgmt          For                            For
       under Article 99A of the Articles

7.     Approve the sum of SGD 767,800 as the Directors'          Mgmt          For                            For
       fees for the FYE 30 JUN 2007

8.     Declare a net final [tax-exempt one-tier] dividend        Mgmt          For                            For
       of SGD 0.30 per share for the FYE 30 JUN 2007

9.     Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

10.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b) [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of instruments made or granted pursuant to
       this resolution] does not exceed 50% of the
       issued shares in the capital of the Company
       [as calculated in accordance with sub-paragraph
       (2) below], of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       does not exceed 10% of the issued shares in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below]; 2)
       [subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited [SGX-ST]]
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       (1) above, the percentage of issued shares
       shall be based on the number of issued shares
       in the capital of the Company at the time this
       resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force [unless such compliance
       has been waived by the Monetary Authority of
       Singapore] and the Articles for the time being
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       is required to be held by law]

11.    Authorize the Directors, to grant awards, in              Mgmt          For                            For
       accordance with the provisions of the SGX Performance
       Share Plan and to allot and issue from time
       to time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of options
       under the SGX Share Option Plan and/or such
       number of fully-paid shares as may be required
       to be issued pursuant to the vesting of awards
       under the SGX Performance Share Plan, provided
       that the aggregate number of new shares to
       be issued pursuant to the SGX Share Option
       Plan and the SGX Performance Share Plan shall
       not exceed 10% of the total number of issued
       ordinary shares in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701353372
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  28-Sep-2007
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the 'Companies Act'],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company ['Shares']
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price i) in the case of a market purchase of
       a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase[s] on the Singapore Exchange
       Securities Trading Limited ['SGX-ST'] transacted
       through the Central Limit Order Book trading
       system and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted ['Other Exchange']; and/or
       ii) off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other Laws and regulations
       and rules of the SGX-ST or, as the case may
       be, other Exchange as may for the time being
       be applicable, [the 'Share Purchase Mandate'];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       of the next AGM of the Company as required
       by Law]; and authorize the Directors of the
       Company and/or any of them to complete and
       do all such acts and things [including executing
       such documents as may be required] as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 THE BOEING COMPANY                                                                          Agenda Number:  932826350
--------------------------------------------------------------------------------------------------------------------------
        Security:  097023105
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2008
          Ticker:  BA
            ISIN:  US0970231058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN H. BIGGS                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN E. BRYSON                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR D. COLLINS, JR.              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LINDA Z. COOK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM M. DALEY                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN               Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES L. JONES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: EDWARD M. LIDDY                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JOHN F. MCDONNELL                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.              Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MIKE S. ZAFIROVSKI                  Mgmt          For                            For

02     ADVISORY VOTE ON APPOINTMENT OF DELOITTE & TOUCHE         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR.

03     PREPARE A REPORT ON FOREIGN MILITARY SALES                Shr           Against                        For

04     ADOPT HEALTH CARE PRINCIPLES                              Shr           Against                        For

05     ADOPT, IMPLEMENT AND MONITOR HUMAN RIGHTS POLICIES        Shr           Against                        For

06     REQUIRE AN INDEPENDENT LEAD DIRECTOR                      Shr           Against                        For

07     REQUIRE PERFORMANCE-BASED STOCK OPTIONS                   Shr           Against                        For

08     REQUIRE AN ADVISORY VOTE ON NAMED EXECUTIVE               Shr           Against                        For
       OFFICER COMPENSATION

09     REQUIRE SHAREHOLDER APPROVAL OF FUTURE SEVERANCE          Shr           Against                        For
       ARRANGEMENTS




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  932820067
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2008
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: CATHLEEN P. BLACK                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: E. NEVILLE ISDELL                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: MUHTAR KENT                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JACOB WALLENBERG                    Mgmt          For                            For

1N     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

03     APPROVAL OF THE COCA-COLA COMPANY 2008 STOCK              Mgmt          For                            For
       OPTION PLAN

04     SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE            Shr           Against                        For
       ON EXECUTIVE COMPENSATION

05     SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT              Shr           Against                        For
       BOARD CHAIR

06     SHAREOWNER PROPOSAL REGARDING A BOARD COMMITTEE           Shr           Against                        For
       ON HUMAN RIGHTS




--------------------------------------------------------------------------------------------------------------------------
 VTECH HLDGS LTD                                                                             Agenda Number:  701323292
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2007
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.A    Re-elect Mr. Edwin Ying Lin Kwan as a Director            Mgmt          For                            For

3.B    Re-elect Dr. Pang King Fai as a Director                  Mgmt          For                            For

3.C    Re-elect Dr. Raymond Ch'ien Kuo Fung as a Director        Mgmt          For                            For

3.D    Re-elect Dr. William Fung Kwok Lun as a Director          Mgmt          Abstain                        Against

3.E    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as totaling USD 140,000 and such that each
       Director is entitled to USD 20,000 per annum
       for the YE 31 MAR 2008 pro rata to their length
       of service during the year

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase ordinary
       shares of USD 0.05 each in the share capital
       of the Company on The Stock Exchange of Hong
       Kong Limited [Hong Kong Stock Exchange], subject
       to and in accordance with all applicable Laws
       and the provisions of, and in the manner specified
       in the Rules Governing the Listing of Securities
       on the Hong Kong Stock Exchange, provided that
       the aggregate nominal amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the AGM at which this resolution is
       passed; and [Authority expires earlier at the
       conclusion of the AGM of the Company to be
       held in 2008]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the provisions of this resolution, to allot,
       issue and deal with additional authorized and
       unissued shares in the capital of the Company
       and to make or grant offers, agreements and
       options, including warrants to subscribe for
       shares and other rights of subscription for
       or conversion into shares, which might require
       the exercise of such powers, pursuant to: i)
       a rights issue where shares are offered for
       a fixed period to shareholders in proportion
       to their then holdings of shares on a fixed
       record date [subject to such exclusions or
       other arrangements as the Directors may deem
       necessary or expedient in relation to fractional
       entitlements or having regard to any restrictions
       or obligations under the Laws of, or the requirements
       of any recognized regulatory body or stock
       exchange in, any territory applicable to the
       Company]; or (ii) any scrip dividend scheme
       or similar arrangements implemented in accordance
       with the Company's Bye-Laws; or iii) the exercise
       of options granted under any share option scheme
       or similar arrangement adopted by the Company
       and not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue ; [Authority expires at the conclusion
       of the AGM of the Company to be held in 2008]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5, to extend the general mandate granted to
       the Directors to allot, issue and deal with
       the shares pursuant to Resolution 6, by adding
       to the aggregate nominal amount share capital
       of the Company which may be allotted or agreed
       to be conditionally or unconditionally allotted
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company under the authority granted pursuant
       to Resolution 5, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 WOOLWORTHS LTD, BAULKHAM HILLS NSW                                                          Agenda Number:  701387727
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q98418108
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  AU000000WOW2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial report of              Non-Voting
       the Company and the reports of the Directors
       and the Auditor for the FYE 24 JUN 2007

2.     Adopt the remuneration report [which forms part           Mgmt          For                            For
       of the Directors' report] for the FYE 24 JUN
       2007

3.a    Re-elect Ms. Diane Jennifer Grady as a Director,          Mgmt          For                            For
       who retires by rotation in accordance with
       Article 10.3 of the Company's Constitution

3.b    Elect Mr. Ian John Macfarlane as a Director,              Mgmt          For                            For
       in accordance with Article 10.7 of the Company's
       Constitution

3.c    Elect Ms. Alison Mary Watkins as a Director,              Mgmt          For                            For
       in accordance with Article 10.7 of the Company's
       Constitution

4.     Approve the Woolworths Long Term Incentive Plan           Mgmt          For                            For
       [Plan] as specified, for all purposes [including
       the issue of securities under the Plan for
       the purposes of Australian Securities Exchange
       Listing Rule 7.2, Exception 9]

5.     Approve, in accordance with Australian Securities         Mgmt          For                            For
       Exchange Listing Rule 10.17 and the Company's
       Constitution, to increase the aggregate maximum
       amount of remuneration of the Non-Executive
       Directors from AUD 1,250,000 per annum to AUD
       3,000,000 per annum

s.6    Approve that the Constitution of the Company              Mgmt          For                            For
       is repealed and a Constitution in the form
       tabled at the meeting is adopted as the Constitution
       of the Company, with effect from the close
       of this meeting



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Global Total Return Fund
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/27/2008